Consolidated Balance Sheets Details (Tables)	12 Months Ended
Mar. 01, 2014
Inventories	Inventories were comprised of the following:

	As at
	March 1, 2014	March 2, 2013
Raw materials	$51	$271
Work in process	156	278
Finished goods	37	54
	$244	$603

Property, Plant and Equipment
Property, plant and equipment were comprised of the following:

	As at
	March 1, 2014	March 2, 2013
Cost
Land	$71	$93
Buildings, leasehold improvements and other	737	1,120
BlackBerry operations and other information technology	1,297	2,440
Manufacturing equipment, research and development equipment and tooling	541	875
Furniture and fixtures	21	104
	2,667	4,632
Accumulated amortization	1,725	2,559
Net book value	$942	$2,073

Intangible Assets
Intangible assets were comprised of the following:

	As at March 1, 2014
	Cost	Accumulated Amortization	Net Book Value
Acquired technology	$387	$284	$103
Intellectual property	2,176	855	1,321
	$2,563	$1,139	$1,424

	As at March 2, 2013
	Cost	Accumulated Amortization	Net Book Value
Acquired technology	$432	$257	$175
Intellectual property	4,382	1,127	3,255
	$4,814	$1,384	$3,430

Changes to Carrying Amount of Goodwill
Changes to the carrying amount of goodwill during the fiscal year ended March 1, 2014 were as follows:

	Gross Amount	Accumulated Impairment Losses	Net Amount
Balance as at March 3, 2012	$659	$(355)	$304
Goodwill acquired through business combinations during the year	31	—	31
Goodwill impairment charge	—	(335)	(335)
Balance as at March 2, 2013 and March 1, 2014	$690	$(690)	$—

Accrued Liabilities
Accrued liabilities were comprised of the following:

	As at
	March 1, 2014	March 2, 2013
Vendor inventory liabilities	244	130
Warranty	204	318
Royalties	106	501
Carrier liabilities	153	141
Other	507	764
	$1,214	$1,854